FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Financial instruments at fair value, current portion	$ 1,936	$ 0
Total derivative instruments - long-term assets	26,716	3,184
Total derivative instruments - short-term liabilities	16,861	738
Total derivative instruments - long-term liabilities	14,357	17,209
Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Financial instruments at fair value, current portion	1,229	0
Total derivative instruments - long-term assets	12,963	2,077
Total derivative instruments - short-term liabilities	0	68
Total derivative instruments - long-term liabilities	0	2,316
Designated as hedging instrument | Cross currency interest rate swaps
Derivative [Line Items]
Total derivative instruments - short-term liabilities	2,260	0
Total derivative instruments - long-term liabilities	4,054	2,685
Designated as hedging instrument | Cross currency swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	0	1,019
Total derivative instruments - short-term liabilities	14,601	0
Total derivative instruments - long-term liabilities	10,233	10,038
Not designated as hedging instrument
Derivative [Line Items]
Financial instruments at fair value, current portion	700	0
Not designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Financial instruments at fair value, current portion	707	0
Total derivative instruments - long-term assets	13,753	88
Total derivative instruments - short-term liabilities	0	670
Total derivative instruments - long-term liabilities	0	2,159
Not designated as hedging instrument | Cross currency swaps
Derivative [Line Items]
Total derivative instruments - long-term liabilities	$ 70	$ 11